Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment	12 Months Ended
Dec. 31, 2021
Buildings [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	39 years
Building Improvements [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	15 years
Computer Hardware [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	5 years
Tooling, Machinery, and Equipment [Member] | Minimum [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	5 years
Tooling, Machinery, and Equipment [Member] | Maximum [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	10 years
Vehicles [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	5 years
Computer Equipment [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	3 years
Leasehold Improvements [Member]
Nature of Business and Organization and Basis of Presentation (Details) - Schedule of depreciation and amortization on property and equipment [Line Items]
Useful Life	15